State Street Materials Select Sector SPDR ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Materials Select Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.02%	6.75%		9.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.58%	14.82%
State Street Materials Select Sector SPDR ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.91%	6.70%		9.80%
State Street Materials Select Sector SPDR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.36%	6.18%		9.25%
State Street Materials Select Sector SPDR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	5.19%		7.93%